Advantage Funds, Inc. (the "Registrant")

-Dreyfus Global Real Return Fund

- Dynamic Total Return Fund
(together, the "Funds")

Incorporated herein by reference is the definitive version of the above-referenced Funds' prospectuses filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 1, 2017 (SEC Accession No. 0000914775-17-000018).